Mortgage Loans (Tables)	6 Months Ended
Jun. 30, 2018
Mortgage Loans on Real Estate [Abstract]
Schedules of Corporate Fixed Securities Portfolio by Sector and Mortgage Loans by Risk Category
The following table presents the composition of the Company's corporate securities portfolio by sector:

	As of December 31, 2017		As of December 31, 2016
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$4,446.7	18.6%	$4,020.8	18.5%
Consumer discretionary	3,379.9	14.1	2,994.9	13.8
Utilities	3,088.8	12.9	2,466.4	11.3
Financial	2,826.1	11.8	2,281.5	10.5
Consumer staples	2,704.0	11.3	2,785.5	12.8
Health care	2,635.5	11.0	2,832.6	13.0
Other	4,851.2	20.3	4,387.3	20.1
Total	$23,932.2	100.0%	$21,769.0	100.0%
The following table sets forth the Company's mortgage loans by risk category:

	As of December 31, 2017		As of December 31, 2016
	Balance	%	Balance	%
Lower risk	$1,486.1	69.8%	$760.4	70.3%
Medium risk	486.3	22.8	261.9	24.2
Higher risk	157.6	7.4	59.2	5.5
Subtotal, excluding certain PGAAP loans	2,130.0	100.0	1,081.5	100.0
Lower risk	2,899.2	70.7	3,097.6	67.2
Medium risk	896.8	21.8	1,071.3	23.2
Higher risk	308.4	7.5	441.3	9.6
Subtotal, certain PGAAP loans (1)	4,104.4	100.0%	4,610.2	100.0%
Loans specifically evaluated for impairment (2)	4.8		—
Other (3)	2.0		0.5
Total	$6,241.2		$5,692.2
________________

(1)	Represents loans set to fair value on February 1, 2016 for which there are no indications of subsequent credit deterioration.

(2)	As of both December 31, 2017 and 2016, no reserve amounts were held for loans specifically evaluated for impairment.

(3)	Includes allowance for loan losses and deferred fees and costs.
The following table presents the composition of the Company's corporate securities portfolio by sector:

	As of June 30, 2018		As of December 31, 2017
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$4,418.5	18.5%	$4,446.7	18.6%
Consumer discretionary	3,420.4	14.3	3,379.9	14.1
Utilities	3,109.2	13.0	3,088.8	12.9
Financial	2,864.5	12.0	2,826.1	11.8
Consumer staples	2,713.2	11.3	2,704.0	11.3
Health care	2,510.5	10.5	2,635.5	11.0
Other	4,898.1	20.4	4,851.2	20.3
Total	$23,934.4	100.0%	$23,932.2	100.0%
The following table sets forth the Company's mortgage loans by risk category:

	As of June 30, 2018		As of December 31, 2017
	Balance	%	Balance	%
Lower risk	$1,681.8	68.5%	$1,486.1	69.8%
Medium risk	507.8	20.7	486.3	22.8
Higher risk	265.7	10.8	157.6	7.4
Subtotal, excluding certain PGAAP loans	2,455.3	100.0	2,130.0	100.0
Lower risk	2,746.0	71.7	2,899.2	70.7
Medium risk	806.9	21.1	896.8	21.8
Higher risk	274.5	7.2	308.4	7.5
Subtotal, certain PGAAP loans (1)	3,827.4	100.0%	4,104.4	100.0%
Loans specifically evaluated for impairment (2)	—		4.8
Other (3)	2.3		2.0
Total	$6,285.0		$6,241.2
________________

(1)	Represents loans set to fair value on February 1, 2016 for which there are no indications of subsequent credit deterioration.

(2)	As of both June 30, 2018 and December 31, 2017, no reserve amounts were held for loans specifically evaluated for impairment.

(3)	Includes allowance for loan losses and deferred fees and costs.

Allowance for Mortgage Loan Losses
The following table summarizes the activity in the Company’s allowance for mortgage loan losses, which includes portfolio and specific reserves:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Allowance at beginning of period (1)	$0.7	$—	$8.1	$8.1
Provision for loans not specifically identified	0.3	0.7	—	—
Allowance at end of period	$1.0	$0.7	$8.1	$8.1
_______________________

(1)	Balance was reset to $0.0 on February 1, 2016 due to PGAAP.
The following table summarizes the activity in the Company’s allowance for mortgage loan losses, which includes portfolio and specific reserves:

	For the Six Months Ended June 30,
	2018	2017
Allowance at beginning of period	$1.0	$0.7
Change in provision for loans not specifically identified	0.5	—
Allowance at end of period	$1.5	$0.7